VALUE OF BUSINESS ACQUIRED (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Value Of Business Acquired [Abstract]
Gross Carrying Amount	$ 416	$ 416
Accumulated Amortization and Other	(313)	(319)
Net	103	97
Total amortization	(13)	(10)	27
Amortization Of Value Of Business Acquired VOBA Low End Range	13
Amortization Of Value Of Business Acquired VOBA High End Range	$ 19